Inventories (Details) - USD ($) $ in Thousands	May. 31, 2015	Aug. 31, 2014	Aug. 31, 2013
Inventories [Abstract]
Work in process		$ 20	$ 20
Seed inventory		64
Total inventories		$ 84	$ 20